Share capital - Narrative (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Dec. 18, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Jul. 07, 2020 USD ($) $ / shares	Mar. 23, 2020 USD ($) $ / shares	Mar. 17, 2020 USD ($) shares	Dec. 13, 2019 $ / shares	Oct. 12, 2007 USD ($)	Jun. 29, 2007 shares	Dec. 31, 2020 USD ($) shares year	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) year shares	Dec. 31, 2019 USD ($) $ / shares shares	Feb. 23, 2021 $ / shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Dividends paid (in USD per share) | $ / shares	$ 0.04	$ 0.04	$ 0.02	$ 0.01		$ 0.01
Dividends paid	$ 42,000	$ 43,000	$ 21,000	$ 10,000					$ 116,000		$ 10,000
Shares issued on exercise of stock options									$ 44,651		$ 71,568
Number of options exercised (in shares) | shares									19,265,000		35,340,000
Cash proceeds from exercise of options									$ 46,152		$ 72,932
Proceeds from exercise of options pending issuance in prior year									$ 1,000
Number of options granted (in shares) | shares									395,000		4,764,000
Risk free annual interest rate									1.60%		1.90%
Dividend yield rate											1.00%
Weighted average exercise price, options exercised (in Cdn.$per share) | $ / shares										$ 7.12		$ 4.41
Number of common shares redeemable from each RSU (in shares) | shares									1
Incentive Plan
Disclosure of classes of share capital [line items]
Shares issued on exercise of stock options							$ 4,955
Number of options granted (in shares) | shares								4,955,000
Stock Options
Disclosure of classes of share capital [line items]
Term of options granted (in years)									5 years		10 years
Award vesting period (in years)									3 years		8 years
Fair value of shares from share-based payment transactions									$ 1,000	$ 1,000	$ 7,000	$ 7,000
Share-based payments expense									5,000		9,000
Share-based payments expense, capitalized to mining interests									0		2,000
Restricted Share Units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions									6,000	6,000	8,000	8,000
Share-based payments expense									$ 7,000		$ 6,000
Number of shares granted (in shares) | shares									1,777,000		2,963,000
Deferred Share Unit
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions									$ 1,000	$ 1,000	$ 1,000	$ 1,000
Share-based payments expense									$ 3,000		$ 2,000
Number of shares granted (in shares) | shares									360,000		346,000
Measurement period									5 days
Performance Share Units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions					$ 8,000
Number of shares granted (in shares) | shares					2,000,000				2,000,000
CANADA | Performance Share Units
Disclosure of classes of share capital [line items]
Risk free interest rate, performance share unit (in percentage)					0.87%
UNITED STATES | Performance Share Units
Disclosure of classes of share capital [line items]
Risk free interest rate, performance share unit (in percentage)					0.61%
Bottom of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares										$ 5.02		$ 3.30
Expected volatility									45.00%		54.00%
Bottom of range | Performance Share Units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit					0.00%				0.00%
Expected volatility, performance share unit (in percentage)					25.00%
Top of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares										$ 8.53		$ 4.65
Expected option life (in years) | year									3		10
Dividend yield rate									1.00%
Top of range | Performance Share Units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit					200.00%				200.00%
Expected volatility, performance share unit (in percentage)					68.00%
Vesting 1 year from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting percent									33.33%
Vesting 2 years from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting period (in years)									2 years
Award vesting percent									33.33%
Vesting 3 years from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting period (in years)									3 years
Award vesting percent									33.33%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares									1,051,138,175	1,051,138,175
Ordinary shares | Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares held in trust under the Company's Incentive Plan (in shares) | shares									1,705,000	1,705,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares									0	0
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares									1,051,138,000	1,051,138,000	1,030,400,000	1,030,400,000		994,622,000
Shares issued on exercise of stock options									$ 44,651		$ 71,568
Number of options exercised (in shares) | shares									19,265,000		34,116,000
Dividends Declared
Disclosure of classes of share capital [line items]
Dividends declared (in USD per share) | $ / shares													$ 0.04
Discontinued operations | Stock Options
Disclosure of classes of share capital [line items]
Share-based payments expense									$ 0		$ 2,000